Financial Assets at Fair Value Through Profit or Loss - Summary of Income (Loss) from Financial Assets at fair Value Through Profit or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	₩ 32,661	₩ 34,444
Financial assets at fair value through profit or loss | Beneficiary Certificate
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	4,527	13,632
Financial assets at fair value through profit or loss | Cooperative securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	120	110
Financial assets at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	946	854
Financial assets at fair value through profit or loss | Others
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	₩ 27,068	₩ 19,848